Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Net income/(loss) attributable to Golar LNG Ltd stockholders - basic and diluted	(2,563)	(24,230)	19,355	(11,239)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2015	2014	2015	2014
Weighted average number of common shares outstanding	87,013	80,572	87,013	80,572

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2015	2014	2015	2014
Diluted earnings per share:

Weighted average of number of common shares outstanding	87,013	80,572	87,013	80,572
Effects of dilutive share options	—	—	85	207
Effect of dilutive convertible bonds	—	—	—	—
Common stock and common stock equivalent	87,013	80,572	87,098	80,779

Earnings (loss) per share are as follows:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

Basic	$(0.03)	$(0.30)	$0.22	$(0.14)
Diluted	$(0.03)	$(0.30)	$0.22	$(0.14)